INVESTMENTS IN UNCONSOLIDATED AFFILIATES (Tables)	6 Months Ended
Jun. 30, 2023
Equity Method Investments and Joint Ventures [Abstract]
Schedule Of Equity Method Investments	The following table presents sales to and purchases from investments in unconsolidated affiliates for the three and six months ended June 30, 2023 and June 30, 2022:

	Three Months Ended		Six Months Ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022

	(U.S. Dollars in thousands)
Sales	$23,417	$23,181	$54,008	$55,465
Purchases	41,087	43,289	75,225	79,053
The following tables presents amounts due from and to investments in unconsolidated affiliates as of June 30, 2023 and December 31, 2022:

	June 30, 2023	December 31, 2022

	(U.S. Dollars in thousands)
Amounts due from investments in unconsolidated affiliates presented within trade receivables	$11,513	$27,950
Amounts due from investments in unconsolidated affiliates presented within other receivables	10,290	3,224
Amounts due from investments in unconsolidated affiliates presented within other assets	8,437	8,396
Amounts due to investments in unconsolidated affiliates presented within accounts payable	(15,296)	(9,225)